Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason ETF Investment Trust
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2020